SCHEDULE OF ELEMENTS OF BUSINESS COMBINATION (Details) - Stardust Power Inc And Subsidiary [Member]	3 Months Ended
Sep. 30, 2024 USD ($)
Cash proceeds from GPAC II, net of redemptions	$ 1,564,086
Cash proceeds from PIPE financing	10,075,002
Less: Cash payment of assumed liabilities of GPAC II	(921,493)
Less: Settlement of sponsor promissory notes	(1,562,834)
Net cash proceeds upon closing of the Business Combination and PIPE financing	9,154,761
Less: Non-cash net liabilities assumed from GPAC II	(14,638,215)
Net charge to additional paid-in-capital as a result of the Business Combination reported in stockholder’s (deficit)	$ (5,483,454)